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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: September 30, 2006
                          ------------------
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ITEM 1.  SCHEDULE OF INVESTMENTS.

                                       CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2006
(unaudited)

COMMON STOCKS -- 99.0% OF TOTAL NET ASSETS
                                                                          SHARES             VALUE (a)
                                                                          ------             ---------
AIRLINES -- 5.0%
    TAM S.A. ADR (b)(c) .............................................      720,000         $   22,968,000
                                                                                           --------------
BEVERAGES AND TOBACCO -- 5.1%
    Hansen Natural Corporation (b) ..................................      720,000             23,385,600
                                                                                           --------------
BROKERAGE/INVESTMENT SERVICES -- 5.0%
    A.G. Edwards, Inc. ..............................................      275,000             14,652,000
    Raymond James Financial, Inc. ...................................      280,000              8,187,200
                                                                                           --------------
                                                                                               22,839,200
                                                                                           --------------
BUSINESS SERVICES -- 5.2%
    Anixter International Inc. (b) ..................................      419,800             23,706,106
                                                                                           --------------
COPPER -- 1.0%
    Peru Copper Inc. (b) ............................................    1,105,000              4,464,200
                                                                                           --------------
FINANCIAL SERVICES -- 6.5%
    Affiliated Managers Group, Inc. (b) .............................      220,000             22,024,200
    Eaton Vance Corp. ...............................................      260,000              7,503,600
                                                                                           --------------
                                                                                               29,527,800
                                                                                           --------------
HOUSING AND BUILDING MATERIAL -- 6.1%
    Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) .................      740,000             27,942,400
                                                                                           --------------
INSURANCE -- 23.2%
    Axis Capital Holdings Limited (d) ...............................      320,000             11,100,800
    Endurance Specialty Holdings Ltd. (d) ...........................      380,000             13,398,800
    IPC Holdings, Ltd. (d) ..........................................      350,000             10,647,000
    Montpelier Re Holdings Ltd. (d) .................................    1,308,000             25,362,120
    Platinum Underwriters Holdings, Ltd. (d) ........................      655,000             20,193,650
    RenaissanceRe Holdings Ltd. (d) .................................      452,900             25,181,240
                                                                                           --------------
                                                                                              105,883,610
                                                                                           --------------
MISCELLANEOUS -- 12.5%
    Corrections Corporation of America (b) ..........................      585,000             25,301,250
    Sotheby's .......................................................      975,000             31,434,000
                                                                                           --------------
                                                                                               56,735,250
                                                                                           --------------
OIL - INDEPENDENT PRODUCTION -- 0.5%
    Denbury Resources Inc. (b) ......................................       80,000              2,312,000
                                                                                           --------------
OIL - SERVICE -- 3.5%
    Core Laboratories N.V. (b) ......................................      250,000             15,950,000
                                                                                           --------------
RETAIL -- 20.0%
    The Children's Place Retail Stores, Inc. (b) ....................      440,000             28,173,200
    The Gymboree Corporation (b) ....................................      570,000             24,042,600
    The Men's Wearhouse, Inc. .......................................      630,000             23,442,300
    The Wet Seal, Inc. (b) ..........................................    2,540,000             15,595,600
                                                                                           --------------
                                                                                               91,253,700
                                                                                           --------------
STEEL -- 5.4%
    Carpenter Technology Corporation ................................      230,000             24,727,300
                                                                                           --------------
TOTAL COMMON STOCKS (Identified Cost $418,842,638) ...............................            451,695,166
                                                                                           --------------
SHORT-TERM INVESTMENT -- 1.2% OF TOTAL NET ASSETS
                                                                           FACE
                                                                          AMOUNT
                                                                          ------
    American Express Credit Corporation, 5.0%, 10/02/06
      (Cost $5,525,000) .............................................    $5,525,000             5,525,000
                                                                                           --------------
TOTAL INVESTMENTS -- 100.2% (Identified Cost $424,367,638) (e) ...................            457,220,166
    Cash and receivables .........................................................              6,384,511
    Liabilities ..................................................................             (7,571,368)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% .........................................................       $  456,033,309
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) The Fund has approximately 23% of its assets at September 30, 2006 invested in companies incorporated in Bermuda.
(e) Federal Tax Information: At September 30, 2006 the net unrealized appreciation on investments based on cost of $424,367,638 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess
      of value over tax cost                                                                   $ 35,052,233
    Aggregate gross unrealized depreciation for all investments in which there is an excess
      of tax cost over value                                                                     (2,199,705)
                                                                                               ------------
                                                                                               $ 32,852,528
                                                                                               ============

Non-controlled affiliate - Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended
September 30, 2006:

                          Number of                                Number of
                         Shares Held                              Shares Held                 Market Value
                         December 31,     Gross        Gross      September 30,   Dividend    September 30,
Name of Issuer               2005       Purchases      Sales          2006         Income         2006
--------------           ------------   ---------      -----      -------------   --------    -------------

Hartmarx Corporation+*   2,098,800       100,000     2,198,800           0           $0            $0

+ Non-income producing security.
* Position in issuer liquidated during the preceding nine months.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Capital Development Fund's last fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, CGM Capital Development Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2006


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: November 22, 2006